Note 4 - Leases - Sublease Investment (Details) - CAD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
Statement Line Items [Line Items]
Net investment in sublease	$ 31,537	$ 88,360	$ 88,360
Finance income on net investment in finance lease	1,314	$ 7,432	8,879
Payments received	(32,851)		(65,702)
Net investment in sublease	0		$ 31,537
Current portion	0
Non-current portion	$ 0